S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - USD ($)	Oct. 02, 2026	May 21, 2026
ALLR Sponsor LLC [Member] | Class B Ordinary Shares or Founder Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		3,833,333
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.0065
ALLR Sponsor LLC [Member] | Class B Ordinary Shares to Forfeiture [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		500,000
ALLR Sponsor LLC [Member] | Private Warrants [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,600,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,600,000
Price Paid or to be Paid for Securities, Per Share	$ 1.00
ALLR Sponsor LLC [Member] | Over Allotment Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,787,500
Price Paid or to be Paid for Securities, Total Amount	$ 2,787,500
ALLR Sponsor LLC [Member] | Private Placement [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 2,600,000
ALLR Sponsor LLC [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	3,333,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
ALLR Sponsor LLC [Member] | Private Warrants Underwriters Over-Allotment Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,787,500
Price Paid or to be Paid for Securities, Total Amount	$ 2,787,500
ALLR Sponsor LLC [Member] | Office Space Utilities and Personnel [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Sponsor Compensation Nature	Office space, utilities and personnel
Sponsor Compensation Amount	$ 20,000
ALLR Sponsor LLC [Member] | Underwriters Over-Allotment Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	3,833,333
ALLR Sponsor LLC, or its Affiliates [Member] | Warrants [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 1.00
ALLR Sponsor LLC, or its Affiliates [Member] | Offering Related and Organizational Expenses [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Sponsor Compensation Nature	Repayment of loans anticipated to be made to us by our sponsor to cover offering-related and organizational expenses
Sponsor Compensation Amount	$ 300,000
ALLR Sponsor LLC, or its Affiliates [Member] | Working Capital Loans [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor Compensation Amount	$ 1,500,000